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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-02361

ING VP Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2004 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 25.6%
		Airlines: 0.3%
$1,065,000	#	American Airlines, Inc., 7.250%, due 02/05/09	$985,125
4,120,000		American Airlines, Inc., 7.324%, due 10/15/09	3,266,175

			4,251,300

		Auto Manufacturers: 0.3%
1,040,000		Ford Motor Co., 6.625%, due 10/01/28	944,202
2,400,000	L	General Motors Corp., 8.375%, due 07/15/33	2,555,444

			3,499,646

		Banks: 6.0%
1,430,000	@@	Australia & New Zealand Banking Group Ltd., 1.494%, due 10/29/49	1,230,672
2,349,000	@@, #	Banco Bradesco SA, 8.750%, due 10/24/13	2,454,705
5,298,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	6,068,022
2,120,000	@@	Bank of Ireland, 2.160%, due 12/29/49	1,815,023
1,060,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	885,113
2,469,000		BankAmerica Capital II, 8.000%, due 12/15/26	2,754,910
2,180,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	2,297,190
950,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	787,313
4,321,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	5,237,601
2,000		Fleet Capital Trust II, 7.920%, due 12/11/26	2,231
2,314,000	@@, #, L	HBOS Capital Funding LP, 6.071%, due 06/30/49	2,451,003
7,150,000	@@, C	HSBC Bank PLC, 1.971%, due 06/29/49	6,107,108
3,580,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	3,108,195
3,400,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	2,990,895
3,543,000		M&T Bank Corp., 3.850%, due 04/01/13	3,533,257
2,480,000		Mellon Capital I, 7.720%, due 12/01/26	2,758,459
1,100,000	@@	National Australia Bank Ltd., 1.463%, due 10/29/49	946,990
3,960,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	3,371,516
2,927,000	#, L	Rabobank Capital Funding II, 5.260%, due 12/29/49	2,958,178
3,540,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	3,055,958
1,510,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	1,313,464
950,000	@@, C	Societe Generale, 1.688%, due 11/29/49	802,813
7,540,000	@@, C	Standard Chartered PLC, 1.800%, due 11/29/49	6,059,182
5,330,000	@@, C	Standard Chartered PLC, 2.070%, due 12/29/49	4,277,325
2,599,000		U.S. Bancorp, 8.090%, due 11/15/26	2,925,783
2,148,000	C	Wells Fargo Capital I, 7.960%, due 12/15/26	2,440,158
1,290,000	@@	Westpac Banking Corp., 2.338%, due 09/29/49	1,101,003
5,267,000		Westpac Capital Trust IV, 5.256%, due 12/29/49	5,187,168

			78,921,235

		Beverages: 1.0%
7,128,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	8,090,280
482,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	596,475
3,961,000	#	Miller Brewing Co., 4.250%, due 08/15/08	4,030,096

			12,716,851

		Chemicals: 0.1%
948,000	L	Dow Chemical Co., 5.750%, due 11/15/09	1,018,460
874,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	941,648

			1,960,108

		Diversified Financial Services: 4.1%
948,000	@@, #, I, XX	Alpine III, 2.261%, due 08/16/14	948,000
948,000	@@, #, I, XX	Alpine III, 2.661%, due 08/16/14	948,000
502,000	@@, #, I, XX	Alpine III, 4.461%, due 08/16/14	502,000
1,460,000	@@, #, I, XX	Alpine III, 7.711%, due 08/16/14	1,460,000
249,299	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	261,004
1,959,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	1,980,445
1,127,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	1,185,168

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 4.1% (continued)
$3,322,000		Boeing Capital Corp., 7.375%, due 09/27/10	$3,864,320
4,840,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	4,803,700
2,516,000		Citigroup Capital II, 7.750%, due 12/01/36	2,784,965
2,466,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	2,736,599
4,507,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	4,576,367
1,225,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	1,000,195
2,800,000		General Motors Acceptance Corp, 7.750%, due 01/19/10	3,080,162
21,299	#	Hollinger Participation Trust, 0.000%, due 11/15/10	24,441
1,364,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	1,760,440
600,000		JPM Capital Trust I, 7.540%, due 01/15/27	642,137
1,985,000		JPM Capital Trust II, 7.950%, due 02/01/27	2,216,411
7,730,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	7,893,582
2,781,254	@@, #	PF Export Receivables Master Trust, 3.748%, due 06/01/13	2,728,396
3,728,291	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	3,743,484
4,467,000	@@, L	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	4,936,790
50,000		Universal City Development Partners, 11.750%, due 04/01/10	58,500

			54,135,106

		Electric: 5.0%
2,405,000	@@, #	AES Gener SA, 7.500%, due 03/25/14	2,429,050
3,315,670	#	Allegheny Energy Supply Statutory Trust 2001, 10.250%, due 11/15/07	3,813,021
349,441	#	Allegheny Energy Supply Statutory Trust 2001, 13.000%, due 11/15/07	368,660
4,031,143		CE Generation LLC, 7.416%, due 12/15/18	4,185,878
3,989,000	L	Consumers Energy Co., 4.250%, due 04/15/08	4,060,236
3,167,000		DTE Energy Co., 2.740%, due 06/01/07	3,168,397
5,863,000	@@	Empresa Nacional de Electricidad SA, 7.750%, due 07/15/08	6,425,912
7,810,000		Enserch Capital I, 2.950%, due 07/01/28	7,696,333
4,583,000		Enterprise Capital Trust II, 3.195%, due 06/30/28	4,355,394
3,337,000	#	Monongahela Power Co., 6.700%, due 06/15/14	3,633,122
5,249,000		Ohio Power Co., 6.375%, due 07/15/33	5,432,127
9,040,000		PG&E Corp., 6.875%, due 07/15/08	9,830,999
807,962	#	Power Contract Financing LLC, 5.200%, due 02/01/06	819,744
2,312,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	2,409,576
704,032		PPL Montana LLC, 8.903%, due 07/02/20	781,916
1,948,000		Sithe/Independence Funding, 9.000%, due 12/30/13	2,212,351
1,368,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	1,434,430
2,836,000		TXU Corp., 4.446%, due 11/16/06	2,892,383

			65,949,529

		Food: 0.9%
1,822,000		Kroger Co., 7.250%, due 06/01/09	2,056,692
3,243,000		Safeway, Inc., 4.800%, due 07/16/07	3,335,795
2,163,000		Supervalu, Inc., 7.875%, due 08/01/09	2,483,996
4,270,000		Tyson Foods, Inc., 7.250%, due 10/01/06	4,581,360

			12,457,843

		Gas: 0.2%
2,895,000	#	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	3,130,219

			3,130,219

		Home Builders: 0.3%
3,417,000		DR Horton, Inc., 5.625%, due 09/15/14	3,417,000
117,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	128,700

			3,545,700

		Insurance: 0.6%
668,000	#	Farmers Insurance Exchange, 6.000%, due 08/01/14	680,600
2,111,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	2,499,679
2,730,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	2,775,258
2,361,000		Prudential Financial, Inc., 4.104%, due 11/15/06	2,401,484

			8,357,021

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Media: 0.4%
$141,000		Comcast Cable Communications, 7.125%, due 06/15/13	$159,735
2,299,000		Time Warner Entertainment Co. LP, 8.875%, due 10/01/12	2,831,358
1,515,000		Time Warner, Inc., 6.875%, due 05/01/12	1,692,778

			4,683,871

		Mining: 0.5%
2,341,000	@@, #	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	2,442,620
3,654,000	@@	Vale Overseas Ltd., 8.625%, due 03/08/07	4,055,940

			6,498,560

		Multi-National: 0.5%
5,601,000	@@	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	6,310,283

			6,310,283

		Oil and Gas: 2.0%
2,386,000		Amerada Hess Corp., 6.650%, due 08/15/11	2,638,048
3,441,000		Amerada Hess Corp., 7.875%, due 10/01/29	3,990,903
3,344,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	3,303,086
50,000	L	Energy Partners Ltd., 8.750%, due 08/01/10	54,500
3,200,000	@@, #	Gazprom Intl. SA, 7.201%, due 02/01/20	3,248,000
2,440,000	@@, #	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	2,720,600
7,102,000	#	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	7,194,326
2,016,000		Valero Energy Corp., 8.750%, due 06/15/30	2,635,688

			25,785,151

		Packaging and Containers: 0.4%
1,357,000	#	Sealed Air Corp., 5.375%, due 04/15/08	1,418,015
4,000,000	#	Sealed Air Corp., 6.950%, due 05/15/09	4,434,452

			5,852,467

		Real Estate: 0.6%
3,589,000		EOP Operating LP, 7.750%, due 11/15/07	4,010,363
457,000		Liberty Property-LP, 6.375%, due 08/15/12	497,375
3,026,000		Liberty Property-LP, 7.750%, due 04/15/09	3,460,736

			7,968,474

		Real Estate Investment Trusts: 0.8%
1,423,000		Rouse Co., 3.625%, due 03/15/09	1,329,944
1,423,000		Rouse Co., 5.375%, due 11/26/13	1,359,554
2,643,000		Simon Property Group LP, 4.875%, due 03/18/10	2,696,529
4,677,000		Simon Property Group LP, 6.375%, due 11/15/07	5,061,768

			10,447,795

		Retail: 0.0%
115,000		Dollar General Corp., 8.625%, due 06/15/10	132,825

			132,825

		Savings and Loans: 0.2%
2,398,000		Great Western Financial, 8.206%, due 02/01/27	2,717,085

			2,717,085

		Telecommunications: 1.2%
3,224,000	L	BellSouth Corp., 4.200%, due 09/15/09	3,246,126
3,175,000	@@	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	3,381,878
1,808,000		Sprint Capital Corp., 4.780%, due 08/17/06	1,859,575
1,387,000	L	Sprint Capital Corp., 8.375%, due 03/15/12	1,682,253
3,119,000		Verizon Florida, Inc., 6.125%, due 01/15/13	3,333,699
2,571,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	2,514,867

			16,018,398

		Transportation: 0.2%
1,910,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	1,973,760

			1,973,760

		Total Corporate Bonds/Notes
		(Cost $329,438,246)	337,313,227

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.4%
		Federal Home Loan Mortgage Corporation: 8.2%
$19,342,744		2.250%, due 04/15/32	$19,438,558
25,735,000		2.700%, due 03/16/07	25,570,425
12,325,000		2.750%, due 02/09/07	12,276,550
4,353,044		4.500%, due 04/01/14	4,364,422
4,678,000		5.875%, due 03/21/11	5,085,145
7,875,000		6.000%, due 01/15/28	8,128,344
21,342,384		6.000%, due 01/15/29	22,252,170
1,750,000	W, S	6.500%, due 10/15/34	1,835,859
7,545,000	W, S	7.000%, due 10/15/34	8,002,416
1,073,908		7.500%, due 11/01/28	1,154,715

			108,108,604

		Federal National Mortgage Association: 18.0%
5,906,053		2.090%, due 08/25/33	5,933,709
689,804		2.859%, due 12/26/29	692,064
12,455,000		2.875%, due 05/19/08	12,180,006
4,228,000	W	4.500%, due 10/15/18	4,213,464
6,474,000		4.750%, due 12/25/42	6,528,872
81,465,000	W	5.000%, due 11/15/34	80,395,771
32,826,000	W	5.000%, due 11/01/18	33,267,115
6,140,000		5.250%, due 08/01/12	6,391,273
41,355		5.500%, due 11/01/16	42,864
234,932		5.500%, due 12/01/16	243,507
25,735		5.500%, due 04/01/17	26,663
78,343		5.500%, due 02/01/18	81,171
20,512		5.500%, due 06/01/18	21,239
120,288		5.500%, due 10/01/18	124,630
9,836,270	W	5.500%, due 11/15/18	10,140,585
5,341,498		6.000%, due 04/25/31	5,560,064
281,881		6.000%, due 06/01/16	295,861
39,540		6.000%, due 08/01/16	41,501
543,783		6.000%, due 10/01/16	570,753
594,097		6.000%, due 01/01/17	624,599
226,060		6.000%, due 02/01/17	237,265
1,400,734		6.000%, due 04/01/17	1,470,153
1,048,313		6.000%, due 05/01/17	1,100,266
403,788		6.000%, due 06/01/17	423,799
812,742		6.000%, due 07/01/17	853,020
1,058,903		6.000%, due 08/01/17	1,012,444
3,766,240		6.000%, due 09/01/17	3,952,891
16,640		6.000%, due 10/01/17	17,464
917,239		6.000%, due 11/01/17	962,731
20,618		6.000%, due 02/01/18	21,639
834,852		6.000%, due 04/01/18	875,965
235,778		6.000%, due 09/01/18	247,430
231,152		6.000%, due 11/01/18	242,575
358,580		6.000%, due 12/01/18	376,365
12,782,704		6.000%, due 07/25/29	13,295,375
15,090,000	W	6.500%, due 10/01/31	15,830,346
432,725		6.500%, due 01/01/32	454,345
457,914		6.500%, due 09/01/32	480,800
1,027,999		6.500%, due 10/01/32	1,079,377
5,295,944		6.500%, due 08/01/29	5,567,147
5,560,000		6.625%, due 11/15/10	6,331,973

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount		Value

	Federal National Mortgage Association: 18.0% (continued)
$363,004	7.000%, due 01/01/30	$385,644
4,587,688	7.000%, due 06/01/31	4,876,472
43,093	7.000%, due 08/01/25	45,909
37,987	7.000%, due 10/01/25	40,469
10,808	7.000%, due 11/01/25	11,514
157,932	7.000%, due 12/01/25	168,250
157,983	7.000%, due 02/01/26	168,305
358,176	7.000%, due 03/01/26	381,447
225,312	7.500%, due 10/01/30	241,561
513,281	7.500%, due 11/01/30	550,297
2,865,323	7.500%, due 06/25/32	3,102,345
3,765,569	7.500%, due 01/25/48	4,069,451
552,803	10.000%, due 02/25/19	625,077

		236,974,822

	Government National Mortgage Association: 1.2%
230,383	4.000%, due 12/20/29	233,982
308,545	4.375%, due 04/20/28	312,546
6,766,585	6.500%, due 10/15/31	7,149,694
526,882	7.000%, due 05/15/32	562,155
919,356	7.000%, due 04/15/26	983,821
87,137	7.500%, due 01/15/30	93,917
209,819	7.500%, due 02/15/30	226,146
156,296	7.500%, due 05/15/30	168,459
44,413	7.500%, due 06/15/30	47,869
73,842	7.500%, due 07/15/30	79,589
48,158	7.500%, due 08/15/30	51,906
79,861	7.500%, due 10/15/30	86,075
10,082	7.500%, due 11/15/30	10,866
39,966	7.500%, due 12/15/30	43,076
4,186	7.500%, due 01/15/31	4,510
47,267	7.500%, due 02/15/31	50,926
56,338	7.500%, due 03/15/31	60,697
42,668	7.500%, due 04/15/31	45,971
12,805	7.500%, due 09/15/31	13,796
1,307,815	7.500%, due 12/15/31	1,409,490
197,623	7.500%, due 01/15/32	213,008
72,524	7.500%, due 02/15/32	78,130
210,092	7.500%, due 03/15/32	226,425
6,512	7.500%, due 04/15/32	7,016
77,010	7.500%, due 05/15/32	82,963
217,259	7.500%, due 06/15/32	234,054
110,231	7.500%, due 07/15/32	118,752
372,695	7.500%, due 08/15/32	401,506
1,736,080	7.500%, due 09/15/32	1,870,286
66,430	7.500%, due 04/15/22	71,955
12,089	7.500%, due 05/15/22	13,094
13,322	7.500%, due 06/15/22	14,430
8,877	7.500%, due 08/15/22	9,615
14,818	7.500%, due 06/15/24	16,036
40,177	7.500%, due 01/15/26	43,406
3,668	7.500%, due 07/15/26	3,963
68,106	7.500%, due 03/15/29	73,421
159,122	7.500%, due 04/15/29	171,541
187,224	7.500%, due 08/15/29	201,836
65,299	7.500%, due 09/15/29	70,396

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Government National Mortgage Association: 1.2% (continued)
$61,539		7.500%, due 10/15/29	$66,342
103,761		7.500%, due 12/15/29	111,872

			15,735,538

		Total U.S. Government Agency Obligations (Cost $359,597,524)	360,818,964

U.S. TREASURY OBLIGATIONS: 20.8%
		U.S. Treasury Bonds: 8.8%
49,720,000	L	5.375%, due 02/15/31	53,278,113
21,292,000	L	6.250%, due 08/15/23	24,870,057
15,406,000	S	10.375%, due 11/15/12	18,768,852
13,481,000	S	13.250%, due 05/15/14	19,168,297

			116,085,319

		U.S. Treasury Notes: 11.3%
69,605,000	S, L	1.625%, due 01/31/05	69,577,855
32,595,000	S, L	2.375%, due 08/31/06	32,484,242
8,386,000	S, L	3.250%, due 08/15/08	8,428,265
19,863,000	S, L	3.375%, due 09/15/09	19,873,090
18,491,000	L	4.250%, due 08/15/14	18,690,370

			149,053,822

		U.S. Treasury STRIP: 0.7%
14,659,000		1.610%, due 05/15/16	8,582,038

			8,582,038

		Total U.S. Treasury Obligations (Cost $274,300,824)	273,721,179

COLLATERALIZED MORTGAGE OBLIGATIONS: 31.2%
		Agency Collateral CMO: 0.3%
3,940,334		Vendee Mortgage Trust, 5.845%, due 09/15/23	3,988,426

			3,988,426

		Automobile Asset-Backed Securities: 1.0%
9,200,000		Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	9,220,233
4,320,000		Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	4,304,002

			13,524,235

		Commercial Mortgage-Backed Securities: 5.2%
3,372,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	3,412,626
777,000	L	Capco America Securitization Corp., 6.260%, due 10/15/30	847,370
6,167,579		Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	7,063,728
3,111,000		COMM, 3.600%, due 03/10/39	3,083,744
3,602,312		CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	3,569,640
3,500,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	3,860,732
3,897,547		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	3,923,180
7,491,155		JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	7,567,203
9,380,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	10,121,561
5,220,000		LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	5,727,832
4,500,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	5,207,465
9,380,000		Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	10,184,066
4,286,005		Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	4,240,556

			68,809,703

		Credit Card Asset-Backed Securities: 1.0%
8,800,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	9,215,511
3,460,000		Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	3,452,407

			12,667,918

		Home Equity Asset-Backed Securities: 3.8%
2,399,431		Argent Securities, Inc., 2.160%, due 03/25/34	2,400,252
2,113,562		Asset Backed Funding Certificates, 2.120%, due 11/25/33	2,114,420
6,318,643	XX	Bayview Financial Acquisition Trust, 2.340%, due 12/28/34	6,327,805

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Home Equity Asset-Backed Securities: 3.8% (continued)
$3,017,489		Centex Home Equity, 2.120%, due 01/25/34	$3,022,208
10,569,000	XX	GSAA Trust, 5.242%, due 05/25/35	10,483,160
4,658,826		Merrill Lynch Mortgage Investors, Inc., 2.200%, due 07/25/34	4,668,883
3,363,690		New Century Home Equity Loan Trust, 2.090%, due 04/25/34	3,365,791
1,572,854		Residential Asset Mortgage Products, Inc., 2.150%, due 06/25/33	1,570,860
6,280,252		Residential Asset Securities Corp., 2.150%, due 12/25/33	6,294,912
2,602,000		Residential Funding Mortgage Securities II, 3.450%, due 01/25/16	2,612,094
7,465,000		Saxon Asset Securities Trust, 3.960%, due 06/25/33	7,538,904

			50,399,289

		Other Asset-Backed Securities: 0.6%
686,795		Ameriquest Mortgage Securities, Inc., 2.140%, due 02/25/34	687,224
1,570,760	XX	Amortizing Residential Collateral Trust, 2.090%, due 05/25/32	1,569,779
2,154,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.140%, due 07/25/33	2,156,493
625,045		Equity One ABS, Inc., 2.976%, due 09/25/33	625,570
3,256,000		Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	3,239,457

			8,278,523

		Whole Loan Collateral PAC: 2.0%
5,956,904		GSR Mortgage Loan Trust, 2.240%, due 10/25/32	5,959,188
3,177,876		MASTR Alternative Loans Trust, 2.240%, due 11/25/33	3,178,391
5,431,166		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	5,550,091
7,610,000		Residential Funding Securities Corp., 4.750%, due 02/25/33	7,647,317
2,218,954		Residential Funding Securities Corp., 8.500%, due 05/25/33	2,429,924
1,457,007		Washington Mutual, 2.240%, due 03/25/34	1,457,917

			26,222,828

		Whole Loan Collateralized Mortgage Obligations: 17.1%
9,221,468		Banc of America Funding Corp., 5.750%, due 09/20/34	9,542,539
3,417,422		Bank of America Alternative Loan Trust, 2.290%, due 12/25/33	3,422,963
1,092,174		Bank of America Alternative Loan Trust, 5.500%, due 02/25/33	1,119,039
5,825,813		Bank of America Mortgage Securities, 2.290%, due 12/25/33	5,834,094
5,171,796		Bank of America Mortgage Securities, 5.000%, due 06/25/33	5,213,010
5,022,244		Bank of America Mortgage Securities, 5.000%, due 12/25/18	5,134,859
4,867,403		Bear Stearns Alt-A Trust, 2.160%, due 07/25/34	4,866,016
1,774,122		Bear Stearns Asset Backed Securities, Inc., 5.625%, due 11/25/32	1,777,350
4,767,512		Citicorp Mortgage Securities, Inc., 2.340%, due 10/25/33	4,721,716
2,796,433		Countrywide Alternative Loan Trust, 2.240%, due 07/25/18	2,798,180
4,934,867		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	4,990,958
3,906,619		Countrywide Alternative Loan Trust, 5.000%, due 08/25/19	3,980,716
5,211,192		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	5,232,097
4,715,000	XX	Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, due 10/25/34	4,877,078
7,810,000		CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	7,692,725
9,729,887		First Horizon Alternative Mortgage Securities, 4.870%, due 06/25/34	9,845,856
6,206,814		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	6,328,783
9,269,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	9,599,165
2,526,000		GSR Mortgage Loan Trust, 4.500%, due 08/25/19	2,564,629
6,319,456		GSR Mortgage Loan Trust, 6.500%, due 01/25/34	6,555,824
4,520,210		Homebanc Mortgage Trust, 2.270%, due 08/25/29	4,530,004
5,196,000		MASTR Alternative Loans Trust, 5.750%, due 09/25/34	5,416,019
8,875,666		MASTR Alternative Loans Trust, 6.000%, due 09/25/34	9,220,034
3,291,513		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	3,344,027
3,923,507		MASTR Asset Securitization Trust, 2.290%, due 11/25/33	3,900,792
4,689,000		MASTR Asset Securitization Trust, 5.500%, due 09/25/34	4,721,966
2,021,130		MASTR Asset Securitization Trust, 8.000%, due 06/25/33	2,137,145

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Whole Loan Collateralized Mortgage Obligations: 17.1% (continued)
$4,930,790		MLCC Mortgage Investors, Inc., 2.200%, due 04/25/29	$4,943,129
2,940,140		Prime Mortgage Trust, 2.240%, due 02/25/34	2,940,873
5,812,679		Residential Accredit Loans, Inc., 2.290%, due 03/25/18	5,826,733
4,611,000	XX	Residential Asset Securitization Trust, 5.500%, due 11/25/34	4,651,346
2,262,635		Residential Funding Mtg. Sec. I, 2.290%, due 05/25/33	2,247,780
1,611,568		Residential Funding Mtg. Sec. I, 2.340%, due 12/25/33	1,610,635
6,837,000	XX	Residential Funding Mtg. Sec. I, 5.750%, due 09/25/34	7,019,678
3,927,734		Structured Asset Securities Corp., 5.500%, due 07/25/33	3,960,176
11,900,000		Structured Asset Securities Corp., 6.000%, due 03/25/34	12,306,029
6,213,399		Thornburg Mortgage Securities Trust, 2.190%, due 12/25/33	6,213,009
6,512,109		Washington Mutual, 2.440%, due 01/25/34	6,406,695
3,028,339		Washington Mutual, 5.000%, due 06/25/18	3,095,033
6,693,163		Washington Mutual, 6.000%, due 06/25/34	6,873,400
1,146,746		Wells Fargo Mortgage Backed Securities Trust, 2.340%, due 02/25/34	1,145,260
5,950,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	5,766,910
8,814,114		Wells Fargo Mortgage Backed Securities Trust, 5.000%, due 12/25/33	8,813,434

			223,187,704

		Whole Loan Collateralized Support CMO: 0.2%
3,158,664		Bank of America Mortgage Securities, 5.500%, due 11/25/33	3,183,806

			3,183,806

		Total Collateralized Mortgage Obligations (Cost $409,659,682)	410,262,432

OTHER BONDS: 1.2%
		Sovereign: 1.2%
1,182,118	@@	Brazilian Government Intl. Bond, 2.188%, due 04/15/12	1,102,543
977,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	1,211,480
1,558,000	@@	Colombia Government Intl. Bond, 10.000%, due 01/23/12	1,734,054
2,322,000	@@	Dominican Republic Intl. Bond, 9.040%, due 01/23/13	1,834,380
1,096,000	@@	Ecuador Government Intl. Bond, 8.000%, due 08/15/30	891,870
2,961,000	@@	Russia Government Intl. Bond, 5.000%, due 03/31/30	2,855,589
1,270,000	@@, L	Turkey Government Intl. Bond, 12.375%, due 06/15/09	1,587,500
999,000	@@	Ukraine Government Intl. Bond, 5.330%, due 08/05/09	1,016,129
1,107,000	@@, #, L	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	1,112,535
1,918,644	@@, XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	2,160,930

		Total Other Bonds (Cost $14,836,493)	15,507,010

Shares			Value

PREFERRED STOCK: 0.5%
		Banks: 0.5%
620	#, XX	DG Funding Trust	$6,696,000

		Total Preferred Stock
		(Cost $6,741,324)	6,696,000

		Total Long-Term Investments
		(Cost $1,394,574,093)	1,404,318,812

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 15.9%
		Certificates of Deposit: 0.5%
$6,000,000	@@, S	Royal Bank of Scotland Group PLC, 1.400%,
		due 10/21/04		$5,999,174

		Total Certificates of Deposit
		(Cost $5,999,967)		5,999,174

		Commercial Paper: 2.4%
4,309,000		General Motors Corp., 1.800%, due 10/04/04		4,308,138
13,400,000	S	Ford Motor Credit Co., 1.820%, due 10/01/04		13,399,323
4,233,000	S	DiamlerChrysler Holdings Corp., 1.830%, due 10/14/04		4,229,987
10,000,000	S	Kraft Foods, Inc., 1.830%, due 10/01/04		9,999,492

		Total Commercial Paper
		(Cost $31,938,556)		31,936,940

		Repurchase Agreement: 1.3%
17,565,000	S	Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $17,565,903 to be received upon repurchase (Collateralized by $17,090,000 Federal Home Loan Bank, 3.625% - 5.000%, Market Value plus accrued interest $17,918,542, due 11/14/08 - 05/13/11).		17,565,000

		Total Repurchase Agreement
		(Cost $17,565,000)		17,565,000

		Securities Lending Collateralcc: 11.7%
2,000,424		Allstate Financial Global Funding, 1.861%, due 11/15/04		2,000,424

4,001,347		Nationwide Global Funding I, 1.961%, due 11/15/04		4,001,347

147,973,425		The Bank of New York Institutional Cash Reserves Fund		147,973,425

		Total Securities Lending Collateral
		(Cost $153,975,196)		153,975,196

		Total Short-Term Investments
		(Cost $209,478,719)		209,476,310

		Total Investments In Securities
		(Cost $1,604,052,812)	122.6%	$1,613,795,122
		Other Assets and Liabilities — Net	(22.6)	(297,618,050)

		Net Assets	100.0%	$1,316,177,072

	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

	*	Cost for federal income tax purposes is $1,604,469,862.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$15,157,196
		Gross Unrealized Depreciation	(5,831,936)

		Net Unrealized Appreciation	$9,325,260

Information concerning open future contracts at September 30, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain/(Loss)
U.S. 5 Year Treasury Note	400	$(44,300,000)	12/20/04	$(30,125)

Long Contracts
U.S. Long Bond	250	$28,054,688	12/30/04	$233,125

		$(16,245,313)		$203,000

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Intermediate Bond Portfolio

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004